Nature of the Business, Basis of Presentation, And Going Concern	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business, Basis of Presentation, And Going Concern
1. NATURE OF THE BUSINESS, BASIS OF PRESENTATION, AND GOING CONCERN
Nature of Business
Berkshire Grey, Inc. (“Berkshire Grey,” “we,” “us,” “our,” or the “Company”) is an Intelligent Enterprise Robotics (“IER”) company pioneering and delivering transformative AI-enabled robotic solutions that automate filling ecommerce orders for consumers and businesses, filling orders to resupply retail and grocery stores, and handling packages shipped to fill those orders. The Company was incorporated in 2013 and is based in Bedford, MA. The Company has approximately 280 employees. The Company’s IER capabilities are grounded in patented and proprietary technologies for robotic picking
(each picking or unit handling),
robotic movement and mobility
(movement and storage of orders and goods), and
system orchestration
(which enables various intelligent subsystems to work together so that the right work is being done at the right time to meet our customer’s needs).
On July, 21, 2021, (the “Closing Date”) the Company consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated February 23, 2021, by and among Berkshire Grey Operating Company, Inc. (f/k/a Berkshire Grey, Inc.) (“Legacy Berkshire Grey”), the Company, (f/k/a Revolution Acceleration Acquisition Corp. (“RAAC”)), and Pickup Merger Corp, a Delaware corporation and a direct, wholly owned subsidiary of RAAC (“Merger Sub”). On the Closing Date, pursuant to the terms of the Merger Agreement, a business combination (the “Business Combination”) between RAAC and Legacy Berkshire Grey was affected through the merger of Merger Sub with and into Legacy Berkshire Grey, with Legacy Berkshire Grey surviving the merger as a wholly owned subsidiary of RAAC (the “Merger”). RAAC amended and restated its second amended and restated certificate of incorporation and its bylaws such that RAAC changed its name to “Berkshire Grey, Inc.”. Unless the context otherwise requires, references to “Legacy Berkshire Grey” refer to Berkshire Grey, Inc. (currently known as Berkshire Grey Operating Company, Inc.), a Delaware corporation, prior to the effective time of the Merger Agreement.
The Business Combination is accounted for as a reverse recapitalization with Legacy Berkshire Grey, Inc. being the accounting acquirer and RAAC as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the consolidated financial statements represent the accounts of Legacy Berkshire Grey and its wholly owned subsidiaries. The shares and net loss per common share prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger (each outstanding share of Legacy Berkshire Grey, Inc. Class A common stock and Legacy Berkshire Grey preferred stock was exchanged for 5.87585 shares (the “Exchange Ratio”) of the Company’s Class A common stock).
Prior to the Merger, RAAC’s units, public shares, and public warrants were listed on The NASDAQ Stock Market LLC (“NASDAQ”) under the symbols “RAACU,” “RAAC,” and “RAACW,” respectively. On July 22, 2021, the Company’s Class A common stock and public warrants began trading on the Nasdaq, under the symbols “BGRY” and “BGRYW,” respectively. See Note 3, “
Merger
” for further details.
Basis of Presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). All significant intercompany accounts and transactions have been eliminated in consolidation.
For the Company’s subsidiaries that transact in a functional currency other than the U.S. dollar, assets and liabilities are translated into U.S. dollars at period-end foreign exchange rates. Revenues and expenses are translated into U.S. dollars at the average foreign exchange rates for the period. Translation adjustments are excluded from the determination of net income and are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficit).

F-7
Going Concern and Liquidity
The Company has incurred net losses and negative cash flows from operations since inception and relied upon financing activities to fund operations through the issuance of common and preferred stock. As of December 31, 2022, the Company had an accumulated deficit of $407.9 million and has generated net losses in each year.
As of December 31, 2022, the Company’s liquidity sources included cash and cash equivalents of $64.3 million. Based on our current operating plan, we believe that our current cash and cash equivalents will need to be supplemented to allow us to meet our liquidity requirements through the end of the fourth quarter of 2023. To meet our future funding requirements, we are evaluating several alternatives to secure additional capital sufficient to fund our operating plan in addition to any potential use of our facility with Lincoln Park Capital.
If we are unable to raise additional capital as and when needed, or upon acceptable terms, such failure would have a significant negative impact on our financial condition. As a result of these conditions, management has concluded that there is substantial doubt about our ability to continue as a going concern.
The Company’s financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include adjustments to reflect the possible future effects on the recoverability and classification of recorded assets or the amounts of liabilities that might be necessary should the Company be unable to continue as a going concern.